10. LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
Notes
10. LOSS PER SHARE

10. LOSS PER SHARE

Basic and diluted loss per share

The calculation of basic and diluted loss per share for the year ended December 31, 2020 was based on the loss attributable to common shareholders of $138,911 (2019 – $2,097,599; 2018 – $1,885,332) and a weighted average number of common shares outstanding of 29,313,952 (2019 – 27,564,148; 2018 – 23,448,850).

Diluted loss per share did not include the effect of 1,227,000 share purchase options and 8,834,641 warrants outstanding at year end (2019 – 1,730,750 share purchase options and 8,876,250 warrants; 2018 – 1,735,000 share purchase options, 102,813 finder’s options and 11,308,000 warrants) as they are anti-dilutive.